Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
List of subsidiaries
The Company has the following subsidiaries:

Entity name	Country	Ownership percentage December 31, 2021	Ownership percentage December 31, 2020
		%	%
Docebo S.p.A	Italy	100	100
Docebo NA, Inc.	United States	100	100
Docebo EMEA FZ-LLC	Dubai	100	100
Docebo UK Limited	England	100	100
Docebo France Société par Actions Simplifiée[1] (“Docebo France”)	France	100	100
Docebo DACH GmbH[2] (“Docebo Germany”)	Germany	100	—

1 On March 18, 2021 forMetris Société par Actions Simplifiée (“forMetris”) changed its name to Docebo France Société par Actions Simplifiée.

2 On March 23, 2021 the Company incorporated a new subsidiary, Docebo Germany.